Capital Risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	This table shows our qualifying regulatory capital:

	2025	2024
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
- Retained earnings	6,159	5,258
- Accumulated other reserves	206	(325)
CET1 capital before regulatory adjustments	13,425	11,993
CET1 regulatory adjustments:
- Additional value adjustments (unaudited)	(13)	(14)
- Goodwill (net of tax)	(1,118)	(1,129)
- Other intangibles	(312)	(340)
– Fair value reserves related to gains or losses on cash flow hedges[1]	(211)	311
- Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(681)	(658)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	2	1
- Defined benefit pension fund assets	(378)	(316)
- Dividend accrual	(3)	(3)
- IFRS 9 Transitional Adjustment (unaudited)	0	12
CET1 capital	10,711	9,857
AT1 capital instruments:
- Capital instruments	2,100	2,100
AT1 capital	2,100	2,100
Tier 1 capital	12,811	11,957
Tier 2 capital instruments:
- Capital instruments	1,855	2,203
- Amount of qualifying items subject to phase out from Tier 2	0	182
-Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases	(82)	(401)
Tier 2 capital	1,773	1,984
Total capital[2]	14,584	13,941
1Amount includes £nil (2024: £0.6m) for cashflow hedge reserves at FVOCI.
2Capital resources include a transitional IFRS 9 benefit at 31 December 2025 of £nil (2024: £12.2m).
Disclosure of Movements in Regulatory Capital	Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2025	9,857	2,100	1,984	13,941
- Retained earnings	901	—	—	901
- Other reserves	531	—	—	531
- Additional value adjustments (unaudited)	1	—	—	1
- Goodwill (net of tax)	11	—	—	11
- Other intangibles	28	—	—	28
- Fair value reserves related to gains or losses on cash flow hedges	(522)	—	—	(522)
- Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(23)	—	—	(23)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	1	—	—	1
- Defined benefit pension fund assets	(62)	—	—	(62)
- IFRS 9 Transitional Adjustment (unaudited)	(12)	—	—	(12)
- Capital instruments	—	—	(348)	(348)
- Amount of qualifying items subject to phase out from Tier 2	—	—	(182)	(182)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases	—	—	319	319
At 31 December 2025	10,711	2,100	1,773	14,584